UNAUDITED CONDENDSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands		Total	Accumulated Other Comprehensive Loss	Total Before Non-Controlling Interest	Non-Controlling Interest	Partners' Capital Common Units	Partners' Capital Subordinated Units	Partners' Capital General Partner
Beginning Balance at Dec. 31, 2014		$ 601,739	$ (2,086)	$ 534,121	$ 67,618	$ 490,824	$ 12,063	$ 33,320
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		77,339		72,286	5,053	50,084	17,494	4,708
Other comprehensive income (loss)		(3,474)	(3,474)	(3,474)
Cash distributions	[1]	(75,833)		(75,833)		(52,056)	(18,183)	(5,594)
Non-controlling interest dividend		(5,000)			(5,000)
Ending Balance at Jun. 30, 2015		594,771	(5,560)	527,100	67,671	488,852	11,374	32,434
Beginning Balance at Dec. 31, 2015		596,515	(9,725)	529,750	66,765	486,533	12,649	40,293
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		51,080		44,733	6,347	36,635	7,152	946
Other comprehensive income (loss)		1,136	1,136	1,136
Cash distributions	[1]	(76,398)		(76,398)		(52,125)	(18,422)	(5,851)
Non-controlling interest dividend		(6,000)			(6,000)
Common units acquired and cancelled		(495)		(495)		(495)
Conversion of subordinated units to common units						1,379	(1,379)
Ending Balance at Jun. 30, 2016		$ 565,838	$ (8,589)	$ 498,726	$ 67,112	$ 471,927	$ 0	$ 35,388

[1]	This includes cash distributions to Incentive Distribution Rights (“IDRs”) holders for the six months ended June 30, 2016 and 2015 of $4.3 million and $4.1 million, respectively.